Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 61,445	$ 43,145	$ 42,601
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,109	3,816	4,038
Net gain on sale of other real estate owned	(613)	(924)	(298)
Writedown of other real estate owned	769	1,071	1,242
Provision for loan losses	1,400	2,000	2,950
Deferred tax (benefit) expense	2,556	(183)	3,261
Net amortization of securities	3,147	4,326	4,986
Stock based compensation expense	173	150	224
Net (gain) loss on sale of bank premises and equipment	(1)	43	(480)
Net gain on securities transactions	0	0	(668)
Decrease (increase) in taxes receivable	1,683	6,124	(921)
Decrease (increase) in interest receivable	100	(371)	(808)
Increase in interest payable	487	11	25
Increase in other assets	(6,386)	(310)	(1,677)
Decrease (increase) in accrued expenses and other liabilities	(1,229)	2,792	419
Total adjustments	6,195	18,545	12,293
Net cash provided by operating activities	67,640	61,690	54,894
Cash flows from investing activities:
Proceeds from sales, paydowns and calls of securities available for sale	78,230	124,624	245,929
Purchases of securities available for sale	(61,807)	(83,031)	(275,303)
Proceeds from maturities of securities available for sale	45,604	5,000	1,949
Proceeds from calls and maturities of held to maturity securities	5,050	17,939	10,975
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(174)	(143)	(99)
Proceeds from redemption of Federal Reserve Bank and Federal Home Loan Bank stock	0	943	0
Net increase in loans	(241,149)	(212,028)	(146,629)
Proceeds from dispositions of other real estate owned	4,071	5,362	6,768
Proceeds from dispositions of bank premises and equipment	1	63	674
Purchases of bank premises and equipment	(3,646)	(3,613)	(2,055)
Net cash used in investing activities	(173,820)	(144,884)	(157,791)
Cash flows from financing activities:
Net increase in deposits	100,921	(22,837)	95,785
Net change in short-term borrowings	(81,098)	33,585	18,180
Proceeds from exercise of stock options	1,259	5,237	1,368
Stock based award tax withholding payments	(37)	0	0
Proceeds from sales of treasury stock	2,391	2,480	2,447
Purchases of treasury stock	(718)	(4,608)	(701)
Dividends paid	(25,569)	(25,197)	(25,064)
Net cash (used in) provided by financing activities	(2,851)	(11,340)	92,015
Net (decrease) increase in cash and cash equivalents	(109,031)	(94,534)	(10,882)
Cash and cash equivalents at beginning of period	612,740	707,274	718,156
Cash and cash equivalents at end of period	503,709	612,740	707,274
Cash paid during the year for:
Interest paid	19,741	14,581	15,279
Income taxes paid	16,359	26,127	23,494
Non cash investing and financing activities:
Transfer of loans to real estate owned	2,656	4,487	5,525
Increase in dividends payable	261	29	29
Change in unrealized (loss) gain on securities available for sale - gross of deferred taxes	(5,328)	2,524	(3,784)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	1,384	(792)	1,514
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	(656)	(199)	0
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	170	(100)	0
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	(3,684)	3,824	1,333
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ 957	$ (812)	$ (533)